Investor A Institutional [Member] Average Annual Total Returns - Investor A, Institutional		12 Months Ended	60 Months Ended	64 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	(0.25%)
MSCI USA Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.75%	13.87%	15.42%
LifePath ESG Index Retirement Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes except as noted)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.59%	4.19%	5.07%
Bloomberg MSCI U.S. Aggregate ESG Focus Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.34%	(0.36%)	(0.24%)
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		12.34%	4.07%	4.91%
Performance Inception Date				Aug. 18, 2020
Investor A
Prospectus [Line Items]
Average Annual Return, Percent		12.01%	3.82%	4.65%
Performance Inception Date				Aug. 18, 2020
Investor A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.14%	2.88%	3.72%
Performance Inception Date				Aug. 18, 2020
Investor A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.19%	2.57%	3.23%
Performance Inception Date				Aug. 18, 2020

[1]
Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.